Average Annual Total Returns{- Fidelity® Value Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Value Factor ETF	Fidelity Value Factor ETF-Default Return Before Taxes Past 1 year	Fidelity Value Factor ETF-Default Return Before Taxes Since Inception		Fidelity Value Factor ETF-Default After Taxes on Distributions Past 1 year	Fidelity Value Factor ETF-Default After Taxes on Distributions Since Inception		Fidelity Value Factor ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Value Factor ETF-Default After Taxes on Distributions and Sales Since Inception		IXZ6F Past 1 year	IXZ6F Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	8.87%	13.58%	[1]	8.35%	13.07%	[1]	5.48%	10.70%	[1]	9.16%	13.93%	[1]	20.96%	16.41%	[1]

[1]	(a)From September 12, 2016